Net Defined Benefits Liability (Asset) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [Abstract]
Details of net defined benefit liability

Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Present value of defined benefit obligation	1,275,020	1,442,859
Fair value of plan assets	(1,101,911)	(1,352,971)

Net defined benefit liability(*)	173,109	89,888

(*)

Net defined benefit liability of 89,888 million Won at the end of the current term is the subtracted amount of the net defined benefit asset of 2,582 million Won from the net defined benefit liability of 92,470 million Won.

Changes in the carrying value of defined benefit obligation

Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

For the year ended December 31, 2017
Beginning balance	984,381
Current service cost	146,750
Interest cost	26,629
Remeasurements	(20,389)
Foreign currencies translation adjustments	(279)
Retirement benefit paid	(55,552)
Curtailment or settlement	(10,928)
Others	558

Ending balance	1,071,170

		For the year ended December 31
		2018	2019
	Beginning balance	1,071,170	1,275,020
	Subsequent amount from transfer company	—	93
	Current service cost	144,394	163,369
	Interest cost	32,143	32,693
Remeasurements	Financial assumption	59,429	32,831
	Demographic assumptions	7,728	49,453
	Experience adjustment	33,697	(33,518)
	Foreign currencies translation adjustments	(3)	179
	Retirement benefit paid	(74,952)	(79,908)
	Business combination (Note 44)	—	4,674
	Others	1,414	(2,027)

	Ending balance	1,275,020	1,442,859

Changes in the plan assets

Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2017	2018	2019
Beginning balance	990,653	1,027,906	1,101,911
Subsequent amount from transfer company	—	—	93
Interest income	30,601	33,825	30,937
Remeasurements	(14,125)	(14,783)	125
Employer’s contributions	43,114	128,926	292,095
Retirement benefit paid	(51,877)	(71,672)	(76,304)
Curtailment or settlement	(11,052)	—	—
Others	40,592	(2,291)	(2,255)
Business combination (Note 44)	—	—	6,369

Ending balance	1,027,906	1,101,911	1,352,971

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements recognized in the consolidated statements comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2017	2018	2019
Current service cost	146,750	144,394	163,369
Net interest income (expense)	(3,972)	(1,682)	1,756
Loss on the curtailment or settlement	124	—	—

Cost recognized in net income	142,902	142,712	165,125

Remeasurements	(6,264)	115,637	48,641

Cost recognized in total comprehensive income	136,638	258,349	213,766

Key actuarial assumptions used in net defined benefit liability measurement

Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2017	December 31, 2018	December 31, 2019
Discount rate	3.18%	2.69%	2.18~2.50%
Future wage growth rate	6.18%	6.18%	1.89~6.00%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification

Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation

The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2018	December 31, 2019
Discount rate	Increase by 1% point	(116,812)	(151,104)
	Decrease by 1% point	136,990	178,434
Future wage growth rate	Increase by 1% point	135,767	176,169
	Decrease by 1% point	(118,020)	(152,174)